Earnings Per Share	12 Months Ended
Dec. 31, 2021
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Earnings Per Share
31.	EARNINGS PER SHARE
The following table shows the net income and the number of shares that have been used for the calculation of the basic and diluted earnings per share:

	2021	2020	2019
Net loss	257	(69,649)	(34,071)
Average number of shares outstanding	392,792,602	392,555,569	392,314,842
Basic and diluted earnings per share	0.65	(177.42)	(86.85)
Basic and diluted earnings per share are calculated as shown in Note 2.b.13).